Invesco-SAI SUP

Statement of Additional Information Supplement dated March 28, 2017

The purpose of this supplement is to provide you with changes to the current Statements of Additional Information for Class A, A2, AX, B, BX, C, CX, P, R, RX, R5, R6, S, Y, Invesco Cash Reserve, Investor Class, Cash Management, Corporate, Institutional, Personal Investment, Private Investment, Reserve and Resource Class shares of the Funds, as applicable, listed below:

Invesco Alternative Strategies Fund	Invesco Global Infrastructure Fund	Invesco New York Tax Free Income Fund
Invesco All Cap Market Neutral Fund	Invesco Global Low Volatility Equity Yield Fund	Invesco Pacific Growth Fund
Invesco American Franchise Fund	Invesco Global Market Neutral Fund	Invesco Pennsylvania Tax Free Income Fund
Invesco American Value Fund	Invesco Global Opportunities Fund	Invesco Quality Income Fund
Invesco Asia Pacific Growth Fund	Invesco Global Real Estate Fund	Invesco Real Estate Fund
Invesco Balanced-Risk Allocation Fund	Invesco Global Real Estate Income Fund	Invesco S&P 500 Index Fund
Invesco Balanced-Risk Commodity Strategy Fund	Invesco Global Responsibility Equity Fund	Invesco Select Companies Fund
Invesco Balanced-Risk Retirement 2020 Fund	Invesco Global Small & Mid Cap Growth Fund	Invesco Select Opportunities Fund
Invesco Balanced-Risk Retirement 2030 Fund	Invesco Global Targeted Returns Fund	Invesco Short Duration High Yield Municipal Fund
Invesco Balanced-Risk Retirement 2040 Fund	Invesco Gold & Precious Metals Fund	Invesco Short Duration Inflation Protected Fund
Invesco Balanced-Risk Retirement 2050 Fund	Invesco Government Money Market Fund	Invesco Short Term Bond Fund
Invesco Balanced-Risk Retirement Now Fund	Invesco Greater China Fund	Invesco Small Cap Discovery Fund
Invesco California Tax-Free Income Fund	Invesco Growth Allocation Fund	Invesco Small Cap Equity Fund
Invesco Charter Fund	Invesco Growth and Income Fund	Invesco Small Cap Growth Fund
Invesco Comstock Fund	Invesco High Yield Fund	Invesco Small Cap Value Fund
Invesco Conservative Allocation Fund	Invesco High Yield Municipal Fund	Invesco Strategic Real Return Fund
Invesco Conservative Income Fund	Invesco Income Allocation Fund	Invesco Summit Fund
Invesco Convertible Securities Fund	Invesco Intermediate Term Municipal Income Fund	Invesco Tax-Exempt Cash Fund
Invesco Core Plus Bond Fund	Invesco International Allocation Fund	Invesco Technology Fund
Invesco Corporate Bond Fund	Invesco International Companies Fund	Invesco Technology Sector Fund
Invesco Developing Markets Fund	Invesco International Core Equity Fund	Invesco U.S. Government Fund
Invesco Diversified Dividend Fund	Invesco International Growth Fund	Invesco Value Opportunities Fund
Invesco Dividend Income Fund	Invesco International Small Company Fund	Invesco World Bond Fund
Invesco Emerging Markets Flexible Bond Fund	Invesco Limited Term Municipal Income Fund	Government & Agency Portfolio
Invesco Emerging Markets Equity Fund	Invesco Long/Short Equity Fund	Liquid Assets Portfolio
Invesco Endeavor Fund	Invesco Low Volatility Emerging Markets Fund	Premier Portfolio
Invesco Energy Fund	Invesco Low Volatility Equity Yield Fund	Premier Tax-Exempt Portfolio
Invesco Equally-Weighted S&P 500 Fund	Invesco Macro Allocation Strategy Fund	Premier U.S. Government Money Portfolio
Invesco Equity and Income Fund	Invesco Mid Cap Core Equity Fund	STIC Prime Portfolio
Invesco European Growth Fund	Invesco Mid Cap Growth Fund	Tax-Free Cash Reserve Portfolio
Invesco European Small Company Fund	Invesco MLP Fund	Treasury Obligations Portfolio
Invesco Floating Rate Fund	Invesco Moderate Allocation Fund	Treasury Portfolio
Invesco Global Core Equity Fund	Invesco Multi-Asset Income Fund
Invesco Global Growth Fund	Invesco Multi-Asset Inflation Fund
Invesco Global Health Care Fund	Invesco Municipal Income Fund

Effective as of March 9, 2017, shareholders of the Funds listed above elected Cynthia Hostetler, Teresa M. Ressel, Ann Barnett Stern and Christopher L. Wilson as trustees of each Fund. The following information is added under “Management of the Trust – Board of Trustees – Independent Trustees” in the Statement of Additional Information for each Fund.

Independent Trustees

Cynthia Hostetler, Trustee

Cynthia Hostetler is currently a member of the board of directors/trustees of the Vulcan Materials Company, a public company engaged in the production and distribution of construction materials, Trilinc Global Impact Fund LLC, a publicly registered non-traded limited liability company that invests in a diversified portfolio of private debt instruments, and the Aberdeen Investment Funds, a mutual fund complex. Previously, Ms. Hostetler served as a member of the board of directors of Edgen

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Group Inc., a public company that provides products and services to energy and construction companies, from 2012 to 2013, prior to its sale to Sumitomo.

From 2001 to 2009 Ms. Hostetler served as Head of Investment Funds and Private Equity at Overseas Private Investment Corporation (“OPIC”), a government agency that supports US investment in the emerging markets. Ms. Hostetler oversaw a. multi-billion dollar investment portfolio in private equity funds. Prior to joining OPIC, Ms. Hostetler served as President and member of the board of directors of First Manhattan Bancorporation, a bank holding company, and its largest subsidiary, First Savings Bank, from 1991 to 2001.

The Board believes that Ms. Hostetler’s knowledge of financial services and investment management, her experience as a director of other companies, including a mutual fund complex, her legal background, and other professional experience gained through her prior employment benefit the Funds.

Teresa M. Ressel, Trustee

Teresa M. Ressel has previously served across both the private sector and the U.S. government. Formerly, Ms. Ressel served from 2004 to 2012 in various capacities at UBS AG, including most recently as Chief Executive Officer of UBS Securities LLC, a broker-dealer division of UBS Investment Bank, and Group Chief Operating Officer of the Americas group at UBS AG. In these roles, Ms. Ressel managed a broad array of operational risk controls, supervisory control, regulatory, compliance, and logistics functions covering the United States and Canada, as well as banking activities covering the Americas.

Between 2001 and 2004, Ms. Ressel served at the U.S. Treasury first as Deputy Assistant Secretary for Management and Budget and then as Assistant Secretary for Management and Chief Financial Officer. Ms. Ressel was confirmed by the U.S. Senate and handles a broad array of management duties including finance & accounting, operational risk, audit and performance measurement along with information technology and infrastructure security.

Ms. Ressel currently serves as a member of the board of directors and as a member of the audit committee of ON Semiconductor Corporation, a publicly traded technology company. Ms. Ressel currently chairs their Corporate Governance and Nominating Committee. ON Semiconductor is a leading supplier of semiconductor-based solutions, many of which reduce global energy use. She has served on the ON Semiconductor board since 2012.

Ms. Ressel also currently serves as a member of the board of directors at Atlantic Power, a publicly traded company which owns and operates a diverse fleet of power generation across the United States and Canada. She serves on the audit committee and compensation committee and has been on the Atlantic Power board since 2014.

The Board believes that Ms. Ressel’s risk management and financial experience in both the private and public sectors benefits the Funds.

Ann Barnett Stern, Trustee

Ann Barnett Stern is currently the President and Chief Executive Officer of Houston Endowment Inc., a private philanthropic institution. She has served in this capacity since 2012. Formerly, Ms. Stern served in various capacities at Texas Children’s Hospital from 2003 to 2012, including General Counsel and Executive Vice President.

Ms. Stern is also currently a member of the Dallas Board of the Federal Reserve Bank of Dallas, a role she has held since 2013.

The Board believes that Ms. Stern’s knowledge of financial services and investment management and her experience as a director, and other professional experience gained through her prior employment benefit the Funds.

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Christopher L. Wilson, Trustee

Christopher L. Wilson started a career in the investment management business in 1980. From 2004 to 2009, Mr. Wilson served as President and Chief Executive Officer of Columbia Funds, a mutual fund complex with over $350 billion in assets. Mr. Wilson is currently a Managing Partner of CT2, LLC, an early stage investing and consulting firm for start-up companies. He has served in this capacity since 2009.

From 2014 to 2016, Mr. Wilson served as a member of the Board of Directors of the mutual fund company managed by TDAM USA Inc., an affiliate of TD Bank, N.A.

Mr. Wilson also currently serves as a member of the Board of Directors of ISO New England, Inc., the company that establishes the wholesale electricity market and manages the electrical power grid in New England. Mr. Wilson is currently the chair of the Audit and Finance Committee, which also oversees cybersecurity, and a member of the systems planning committee of ISO-NE, Inc. He previously served as chair of the Human Resources and Compensation Committee and was a member of the Markets Committee. He has served on the ISO New England, Inc. board since 2011.

The Board believes that Mr. Wilson’s knowledge of financial services and investment management, his experience as a director and audit committee member of other companies, including a mutual fund company, and other professional experience gained through his prior employment benefit the Funds.

The following information is added to the table under “Appendix C – Trustees and Officers” in the Statement of Additional Information for each Fund.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During Past 5 Years
Independent Trustees

Cynthia Hostetler —1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	144	Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Aberdeen Investment Funds (4 portfolios); Artio Global Investment LLC (mutual fund complex); Edgen Group, Inc. (specialized energy and infrastructure products distributor)

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Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During Past 5 Years
Teresa M. Ressel — 1962 Trustee	2017	Retired Formerly: Chief Financial Officer, The Olayan Group (manufacture, wholesale, retail and distribution of various consumer, financial and industrial products and services); Chief Executive Officer, UBS Securities LLC; Group Chief Operating Officer, Americas, UBS AG; Assistant Secretary for Management and Budget and Chief Financial Officer, U.S. Department of the Treasury; Executive Change Consultant, Cigna Healthcare; Senior Vice President, Kaiser Permanente; Program Manager, Hewlett-Packard Company; Nuclear Test & Construction Engineer, General Dynamics Corporation	144	Atlantic Power Corporation (power generation company); ON Semiconductor Corp. (semiconductor supplier)

Ann Barnett Stern – 1957 Trustee	2017	President and Chief Executive Officer, Houston Endowment Inc. (private philanthropic institution) Formerly: Executive Vice President and General Counsel, Texas Children’s Hospital; Attorney, Beck, Redden and Secrest, LLP; Business Law Instructor, University of St. Thomas; Attorney, Andrews & Kurth LLP	144	Federal Reserve Bank of Dallas

Christopher L. Wilson – 1957 Trustee	2017	Managing Partner, CT2, LLC (investing and consulting firm) Formerly: President/Chief Executive Officer, Columbia Funds, Bank of America Corporation; President/Chief Executive Officer, CDC IXIS Asset Management Services, Inc.; Principal & Director of Operations, Scudder Funds, Scudder, Stevens & Clark, Inc.; Assistant Vice President, Fidelity Investments	144	TD Asset Management USA Inc. (mutual fund complex) (22 Portfolios); ISO New England, Inc. (non-profit organization managing regional electricity market)

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